Consolidated Statements of Changes in Equity Holders' Deficit - USD ($)	Share capital [member]	Common Units [Member]	Round Preferred Units [Member]	Issued capital [member]	Subscriptions Payable [Member]	Equity Component Of Convertible Debentures [Member]	Contributed Surplus [Member]	Currency Translation Reserve [Member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance - October 31, 2017 at Oct. 31, 2017		$ 100		$ 100					$ (302,397)		$ (302,297)
Beginning balance, shares at Oct. 31, 2017		22,432,446
IfrsStatementLineItems [Line Items]
Issuance costs			(25,401)	(25,401)							(25,401)
Net loss									(7,509,986)		(7,509,986)
Common units issued pursuant to conversion of notes payable				2,152,134							2,152,134
Seed Round Preferred Units issued for cash			1,300,345	1,300,345							1,300,345
Seed Round Preferred Units issued for cash, shares		4,007,236
Common units issued for cash		$ 225,000		225,000							225,000
Common units issued for cash, shares		925,000
Common units issued to service providers		$ 1,049,595		1,049,595							1,049,595
Common units issued to service providers, shares		4,182,320
Unit purchase options granted							1,510,489				1,510,489
Unit purchase option purchased							500,000				500,000
Issuance of convertible debentures						132,000					132,000
Subscription proceeds					720,516						720,516
Balance - October 31, 2018 at Oct. 31, 2018		$ 3,426,829	1,274,944	4,701,773	720,516	132,000	2,010,489		(7,812,383)		(247,605)
Ending balance, shares at Oct. 31, 2018		40,706,873
IfrsStatementLineItems [Line Items]
Issuance costs	(143,786)						(56,781)				(200,567)
Common shares issued for services (Note 16.11)	255,360										255,360
Common shares issued for services, shares		1,035,500
Currency Translation Adjustment								121,920			121,920
Net loss									(9,300,222)	(176,712)	(9,476,934)
Common units issued pursuant to conversion of notes payable		$ 1,451,400		1,451,400							1,451,400
Common units issued pursuant to conversion of notes payable, shares		5,465,877
Common units issued pursuant to technology license agreement (Note 15)		$ 1,574,761		1,574,761							1,574,761
Common units issued pursuant to technology license agreement, shares		6,600,000
Common units issued pursuant to exercise of purchase option (Note 15)		$ 1,218,784		1,218,784			(1,218,784)
Common units issued pursuant to exercise of purchase option, shares		4,202,429
Subscription receipts (Note 18)					554,000						554,000
Common units issued pursuant to subscription receipts (Note 15)		$ 913,698		913,698	(1,274,516)		360,818
Common units issued pursuant to subscription receipts, shares		3,771,023
Exchange of Units for common shares pursuant to the Transaction	9,860,416	$ (8,585,472)	(1,274,944)	(9,860,416)
Common units issued to existing shareholders of the Company pursuant to the Transaction (Note 16)	900,403										900,403
Common units issued to existing shareholders of the Company pursuant to the Transaction, shares		3,773,689
Common shares issued to former debt holders of the Company (Note 16.8)	200,651						79,237				279,888
Common shares issued to former debt holders of the Company, shares		839,790
Common shares pursuant to acquisition of Grown Rogue Canada (Note 16.10)	23,860										23,860
Common shares pursuant to acquisition of Grown Rogue Canada, shares		100,000
Common shares issued pursuant to subscription receipts (Note 16.9)	1,479,947						584,430				2,064,377
Common shares issued pursuant to subscription receipts, shares		6,193,917
Fair value of broker warrants	(50,508)						50,508
Fair value of Grown Rogue Canada replacement warrants (Note 19)							893,646				893,646
Debt settlements					5,136						5,136
Common shares issued for debt (Note 16.12)	121,587										121,587
Common shares issued for debt, shares		530,818
Stock based compensation expenses							112,080				112,080
Issuance of common share purchase warrants							74,792				74,792
Derivative Liability						(132,000)					(132,000)
Non-controlling interest (Note 30)										196,250	196,250
Balance - October 31, 2018 at Oct. 31, 2019	12,647,930				5,136		2,890,435	121,920	(17,112,605)	19,538	(1,427,646)
Ending balance, shares at Oct. 31, 2019		73,219,916
IfrsStatementLineItems [Line Items]
Issuance pursuant to private placement (Notes 16.1)	564,147						520,188				1,084,335
Issuance pursuant to private placement, shares		15,000,000
Common shares issued pursuant to share swap (Note 16.1)	848,011										848,011
Common shares issued pursuant to share swap, shares		15,000,000
Issuance costs	(11,508)						(5,083)				(16,591)
Common shares issued for compensation (Note 16.5)	76,797										76,797
Common shares issued for compensation, shares		909,386
Common shares issued for services (Note 16.11)	163,543										163,543
Common shares issued for services, shares		2,300,000
Common shares issued for investment (Notes 16.2, 8.1)	12,812										12,812
Common shares issued for investment, shares		200,000
Conversion of debt into common shares (Note 14.1, 16.3)	112,863										112,863
Conversion of debt into common shares, shares		1,038,095
Issuances pursuant to convertible agreements (Note 16.3, 17.3)	9,746						424,645				434,391
Issuances pursuant to convertible agreements, shares		115,000
Stock option grants (Note 20.3)							240,079				240,079
Elimination of non-controlling interest of sold subsidiary (Notes 1, 31)										22,128	22,128
Subscription payable to be settled as trade payable					(5,136)						(5,136)
Currency Translation Adjustment								(134,117)			(134,117)
Net loss									(2,281,439)	(75,049)	(2,356,488)
Derivative Liability											787,264
Common units issued to service providers											$ 163,543
Common units issued to service providers, shares											2,300,000
Balance - October 31, 2018 at Oct. 31, 2020	$ 14,424,341						$ 4,070,264	$ (12,197)	$ (19,394,044)	$ (33,383)	$ (945,019)
Ending balance, shares at Oct. 31, 2020		107,782,397